Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 38,949	¥ 20,748
Total derivative liabilities	¥ 40,347	20,995
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Trading account assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Trading account liabilities (Notes 15, 23 and 31)
Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 32,082	14,896
Total derivative liabilities	33,764	16,071
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	6,626	5,625
Total derivative liabilities	6,543	4,908
Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	148	146
Total derivative liabilities	101	62
Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	21	20
Total derivative liabilities	20	20
Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	44	51
Total derivative liabilities	71	53
Other
Derivatives, Fair Value [Line Items]
Total derivative assets	28	10
Total derivative liabilities	(152)	(119)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	38,946	20,744
Total derivative liabilities	40,342	20,992
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	32,082	14,896
Total derivative liabilities	33,764	16,071
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	6,623	5,621
Total derivative liabilities	6,538	4,905
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	148	146
Total derivative liabilities	101	62
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	21	20
Total derivative liabilities	20	20
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	44	51
Total derivative liabilities	71	53
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	28	10
Total derivative liabilities	(152)	(119)
Designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	3	4
Total derivative liabilities	5	3
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	3	4
Total derivative liabilities	5	3
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	¥ 0	¥ 0